RESTRICTIONS ON CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2013
RESTRICTIONS ON CASH AND CASH EQUIVALENTS
RESTRICTIONS ON CASH AND CASH EQUIVALENTS

NOTE 2 — RESTRICTIONS ON CASH AND CASH EQUIVALENTS

Cash and cash equivalents in the amount of $6.345 million were restricted on December 31, 2013 to meet the reserve requirements of the Federal Reserve System.

In the normal course of business, the Corporation maintains cash and due from bank balances with correspondent banks.  Balances in these accounts may exceed the Federal Deposit Insurance Corporation’s insured limit of $250,000.

Management believes that these financial institutions have strong credit ratings and the credit risk related to these deposits is minimal.